Exhibit 99.4

Monthly Investor Report: Verizon Master Trust - VZMT 2023-7

Collection Period	Payment Date	Transaction Month	Series Status at End of Prior Payment Date

December 2025	01/20/2026	26	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total

Class A-1a	11/20/26	11/20/2029	$434,610,000.00		5.67%			5.67%

Class A-1b	11/20/26	11/20/2029	$100,000,000.00	29	SOFR +0.95%	01/12/2026	3.70834%	4.66%

Class B	11/20/26	11/20/2029	$40,870,000.00		5.96%			5.96%

Class C	11/20/26	11/20/2029	$24,520,000.00		4.61%			4.61%

Total			$600,000,000.00

Series 2023-7 Allocation % x Group One Available Funds	$43,602,593.33
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$43,602,593.33

Beginning of Period Reserve Account Balance	$6,539,509.54
Required Reserve Amount	$6,539,509.54
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$6,539,509.54

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$44.14	$44.14	$0.00	$0.00	$43,602,549.19
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$43,602,549.19
Asset Representations Reviewer Fee	$24.58	$24.58	$0.00	$0.00	$43,602,524.61
Supplemental ARR Fee	$98.34	$98.34	$0.00	$0.00	$43,602,426.27
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$43,601,176.27
Servicing Fee	$467,689.76	$467,689.76	$0.00	$0.00	$43,133,486.51
Class A-1a Note Interest	$2,053,532.25	$2,053,532.25	$0.00	$0.00	$41,079,954.26
Class A-1b Note Interest	$375,255.17	$375,255.17	$0.00	$0.00	$40,704,699.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,704,699.09
Class B Note Interest	$202,987.67	$202,987.67	$0.00	$0.00	$40,501,711.42
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,501,711.42
Class C Note Interest	$94,197.67	$94,197.67	$0.00	$0.00	$40,407,513.75
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$40,407,513.75
Class R Interest	$40,407,513.75	$40,407,513.75	$0.00	$0.00	$0.00

Total	$43,602,593.33	$43,602,593.33	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,053,532.25	$0.00	$0.00	$2,053,532.25
Class A-1b	$0.00	$0.00	$375,255.17	$0.00	$0.00	$375,255.17
Class B	$0.00	$0.00	$202,987.67	$0.00	$0.00	$202,987.67
Class C	$0.00	$0.00	$94,197.67	$0.00	$0.00	$94,197.67

Total	$0.00	$0.00	$2,725,972.76	$0.00	$0.00	$2,725,972.76

Noteholder Payments	Note Balance	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
	per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.73	$0.00	$4.73	$434,610,000.00	1.00	$434,610,000.00	1.00
Class A-1b	$1,000.00	$3.75	$0.00	$3.75	$100,000,000.00	1.00	$100,000,000.00	1.00
Class B	$1,000.00	$4.97	$0.00	$4.97	$40,870,000.00	1.00	$40,870,000.00	1.00
Class C	$1,000.00	$3.84	$0.00	$3.84	$24,520,000.00	1.00	$24,520,000.00	1.00

Total	$1,000.00	$4.54	$0.00	$4.54	$600,000,000.00	1.00	$600,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$300,000,000.00		300,000,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.